Employee Benefit Plans (Summary Of Current Allocation Percentages Of Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Horizon Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Horizon Defined Benefit Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	63.00%
Allowable-Allocation Range, Minimum	40.00%
Allowable-Allocation Range, Maximum	90.00%
Percentage of Plan Assets	51.00%	53.00%
Horizon Defined Benefit Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	15.00%
Allowable-Allocation Range, Minimum	10.00%
Allowable-Allocation Range, Maximum	40.00%
Percentage of Plan Assets	20.00%	23.00%
Horizon Defined Benefit Plan | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	2.00%
Allowable-Allocation Range, Minimum	3.00%
Allowable-Allocation Range, Maximum	10.00%
Percentage of Plan Assets	10.00%	9.00%
Horizon Defined Benefit Plan | Other Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Allowable-Allocation Range, Minimum	0.00%
Allowable-Allocation Range, Maximum	25.00%
Percentage of Plan Assets	19.00%	15.00%
Community Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Community Defined Benefit Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	30.00%
Percentage of Plan Assets	25.00%	25.00%
Community Defined Benefit Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	75.00%
Allowable-Allocation Range, Minimum	70.00%
Allowable-Allocation Range, Maximum	80.00%
Percentage of Plan Assets	75.00%	75.00%